Stock-Based Compensation and Other Compensation (Narratives) (Details) (USD $)	12 Months Ended										12 Months Ended							12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 1997 Incentive Plan	Dec. 31, 2012 2009 Incentive Plan	Dec. 31, 2012 Long Term Incentive Plan	Dec. 31, 2011 Long Term Incentive Plan	Dec. 31, 2010 Long Term Incentive Plan	Dec. 31, 2012 2009 Non-Employee Directors Incentive Plan	Dec. 31, 2011 2009 Non-Employee Directors Incentive Plan	Dec. 31, 2012 1997 Non-Employee Directors Plan	Dec. 31, 2012 Performance Stock Units	Dec. 31, 2012 Employee Stock Purchase Plan	Dec. 31, 2011 Employee Stock Purchase Plan	Dec. 31, 2010 Employee Stock Purchase Plan	Dec. 31, 2009 Partnership Equity Plan	Dec. 31, 2012 Partnership Equity Plan	Dec. 31, 2012 Non-Vested Awards	Dec. 31, 2011 Non-Vested Awards	Dec. 31, 2010 Non-Vested Awards
Stock-Based and Other Compensation Additional Disclosures
Allcoated share-based compensation expense	$ 26,200,000	$ 17,800,000	$ 7,400,000			$ 24,800,000	$ 15,700,000	$ 5,700,000				$ 2,800,000	$ 600,000	$ 600,000	$ 200,000
Stock based compensaton period increase decrease	8,100,000
Forfeiture of stock compensation	2,500,000
Tax benefit recognized from stock based compensation plan	16,200,000	7,800,000	3,300,000
Description of Share-Based Compensation Plan				The 1997 Incentive Plan provided for the grant of (i) share options, which may or may not qualify as incentive stock options under the Code, (ii) performance shares or PSUs, (iii) dividend equivalent rights and (iv) restricted shares or RSUs.	The 2009 Incentive Plan provides for the grant of (i) share options, (ii) restricted shares or RSUs, (iii) performance shares or PSUs, and (iv) dividend equivalent rights.				The 2009 Directors’ Plan authorizes the issuance of 325,000 shares of our common stock in the aggregate and initially provided for the automatic annual grant of RSUs with a total value of $50,000 to each director. In January 2011, the Compensation Committee approved an increase in the value of the annual grant to $70,000 per director, effective as of July 1, 2011.		The 1997 Directors’ Plan provided for the grant of (i) share options, which may or may not qualify as incentive stock options, (ii) performance shares, (iii) dividend equivalent rights and (iv) restricted shares.
Terms of Award				Options granted under the 1997 Incentive Plan generally have a 10-year term and generally vest in four equal annual installments.							Options granted under the 1997 Directors’ Plan have a 10-year term and vest generally over three years from the date of grant.
Shares Authorized For Grant				6,200,000	3,600,000				325,000		300,000
Shares Available For Grant					1,959,996				245,075
Grant, fair value										70,000
Cash distributions for stock compensation																2,000,000
Deferred compensation																9,300,000	700,000
New shares issued																356,416
Stock options to be issued																	53,743
Deferred Compensation Equity	8,358,000	7,063,000															1,400,000
Outstanding at end of year, weighted average remaining contractual term	3 years 2 months 8 days	3 years 3 months 14 days	4 years 3 months 4 days	10 years 0 months 0 days							10 years 0 months 0 days
Options execrised during the period, aggeregate instrinsic value	9,300,000	4,600,000	2,800,000
Share based compensation expense expected to be recognized						33,600,000
Cash received from excerise of stock options													6,800,000	1,200,000	3,700,000
Fair value of vested stock																		14,300,000	6,900,000	5,000,000
Maximum contribution for profit sharing plan	100,000
Profit sharing expense	4,400,000	3,800,000	3,300,000
Severance cost	$ 1,100,000	$ 400,000	$ 1,100,000